BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The Company holds concentrations of single-family residential properties in the following metropolitan areas in excess of 10% of our total portfolio as of December 31, 2016 and 2015, and as such the Company is more vulnerable to any adverse macroeconomic developments in such areas:

Metropolitan Area	2016	2015
Houston, TX	42%	32%
Jacksonville, FL	41%	49%
Memphis, TN	15%	18%